Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 18, 2022	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Income (Loss)	$ 551,586	$ 17,459,352	$ (2,748,367)	$ 9,291,912
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation	557,974	479,171	6,177,651	4,104,720
Share based compensation			337,855	37,638
Unrealized foreign exchange (gain)/loss on time deposits			156,921	(241,967)
Loss on warrants			11,127,077
Non-cash lease expense			33,422
Amortization of deferred finance charges		49,704
Net gain on sale of vessel		(9,268,610)
Changes in operating assets and liabilities:
(Increase)/decrease in Trade and other receivables	(674,827)	(1,116,348)	7,628,055	(9,768,670)
Increase (Decrease) in Balances with related party		932,765
(Increase)/decrease in Due from related party	(146,708)			146,708
(Increase)/decrease in Other current assets			33,846	(33,846)
(Increase)/decrease in Advances and prepayments	(36,340)	(43,863)	58,316	(43,927)
(Increase)/decrease in Inventories	(165,645)	39,387	(194,879)	(523,624)
Increase/(Decrease) in Trade accounts payable	792,142	503,240	361,325	(245,125)
Increase/(Decrease) in Payable to related parties			375,645	2,238,516
Increase/(Decrease) in Changes in operating lease liabilities			(33,422)
Increase/(Decrease) in Accrued liabilities	173,324	(23,026)	637,798	460,973
Increase/(Decrease) in Deferred income			(53,728)	215,836
Offering costs expensed attributable to warrant liability			1,078,622
Net cash provided by operating activities	1,051,506	9,011,772	24,976,137	5,639,144
Cash flows from investing activities
Acquisition and improvement of vessels	(39,394,125)	(15,978,923)	(1,623,125)	(4,300,000)
Increase in bank time deposits			(27,949,881)	(8,126,450)
Maturity of bank time deposits			28,212,671
Proceeds from sale of vessel		20,332,790
Net cash used in investing activities	(39,394,125)	4,353,867	(1,360,335)	(12,426,450)
Cash flows from financing activities
Net transfers from former Parent Company	38,342,619			3,305,083
Proceeds from follow-on offering			13,147,990	5,003,250
Proceeds from exercise of warrants			5,852,396
Stock issuance costs			(1,778,633)	(584,072)
Dividends paid on preferred shares			(762,500)	(241,667)
Repayment of seller and capital expenditures financing			(36,130,000)
Shareholders' contributions		16,686,500
Repayments of long-term debt		(7,330,000)
Net cash provided by/(used in) financing activities	38,342,619	9,356,500	(19,670,747)	7,482,594
Net increase in cash and cash equivalents		22,722,139	3,945,055	695,288
Cash and cash equivalents at beginning of period/year	0	773,621	695,288	0
Cash and cash equivalents at end of period/year	0	23,495,760	4,640,343	695,288
Cash breakdown
Cash and cash equivalents		23,495,760	4,640,343	695,288
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 0	23,495,760	4,640,343	695,288
Non-cash Investing and Financing Activities
Vessel acquisition included in payable to related parties			13,542,900	36,130,000
Cashless exercise of Class B1 and Class C1 warrants			1,768,665
Interest paid		$ 171,085
Series A Preferred Stock [Member]
Non-cash Investing and Financing Activities
Dividends on preferred shares Series A included in payable to related parties			$ 162,500	$ 162,500